Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Basis for Preparation
Schedule of exchange rates of key currencies affecting the company

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2020	2019	2020	2019	2018
U.S. dollar	USD	1.2271	1.1234	1.1413	1.1196	1.1815
Japanese yen	JPY	126.49	121.94	121.78	122.06	130.41
Pound sterling	GBP	0.8990	0.8508	0.8892	0.8773	0.8847
Swiss franc	CHF	1.0802	1.0854	1.0703	1.1127	1.1549
Canadian dollar	CAD	1.5633	1.4598	1.5294	1.4857	1.5302
Australian dollar	AUD	1.5896	1.5995	1.6554	1.6106	1.5799